10. Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for obsolete inventory [Roll Forward]
Balances at the beginning of the year	R$ (12,808)	R$ (12,509)
Addition	(2,168)	(5,023)
Write-off	674	4,724
Balances at the end of the year	R$ (14,302)	R$ (12,808)